Equity - Capital (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Equity [abstract]
Number of shares outstanding (in shares)	16,618,114,582	16,618,114,582
Notional amount	€ 8,309	€ 8,309